TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL - Summary of Transactions with Directors, Other Key Management Personnel (Details) - Key management personnel £ in Thousands	12 Months Ended
	Dec. 31, 2024 GBP (£) deposits loans	Dec. 31, 2023 GBP (£) deposits loans
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of secured loans, unsecured loans and overdrafts, beginning balance | loans	6	6
Number of secured loans, unsecured loans and overdrafts, net movements | loans	1	0
Number of secured loans, unsecured loans and overdrafts, ending balance | loans	7	6
Beginning balance	£ 891	£ 647
Net movements	(163)	244
Ending balance	£ 728	£ 891
Number of deposit, bank and instant access accounts and investments, beginning balance | deposits	13	16
Number of deposit, bank and instant access accounts and investments, net movements | deposits	3	(3)
Number of deposit, bank and instant access accounts and investments, ending balance | deposits	16	13
Beginning balance	£ 1,176	£ 2,995
Net movements	95	(1,819)
Ending balance	£ 1,271	£ 1,176